Changes in Carrying Amount of Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Receivables And Related Allowances [Line Items]
Beginning Balance	$ 613	$ 451
Additions charged to expense	530	187
Write-offs		(25)
Ending Balance	$ 1,143	$ 613